General accounting policies (Details) - IFRS 16 "Leases" $ in Billions	Dec. 31, 2018 USD ($)
Low
Expected impact of initial application of new standards
Expected opening impact on debt	$ 5
High
Expected impact of initial application of new standards
Expected opening impact on debt	$ 6